Business Combination (Details) $ / shares in Units, $ in Thousands			3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 23, 2022 $ / shares	Jul. 21, 2021 USD ($) $ / shares shares	Sep. 30, 2022 shares		Sep. 30, 2022 USD ($) $ / shares shares		Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) Days $ / shares shares		Dec. 31, 2020 USD ($)	Nov. 11, 2022 shares
Business Combination (Details) [Line Items]
Issuance of shares (in Shares) | shares								76,140,000
Exchange ratio								0.1413
Proceeds from issuance of Class A Common Stock in the Business Combination | $								$ 229,583
Cash received through reverse recapitalization | $								$ 206,435
Redemptions | $					$ 767
Issued shares (in Shares) | shares											789,016
Outstanding shares (in Shares) | shares								1,358,459,707
Contingent consideration, earnout shares, number of tranches								2
Fair value of earnout shares | $								$ 293,853
Exercise price of the warrant (in Dollars per share) | $ / shares	$ 0.6427				$ 0.5
Fair value of the private warrants | $								$ 642
Options outstanding (in Shares) | shares								42,193,512
Warrants rights (in Shares) | shares			95,855,661		95,855,661			28,196,377
Number of shares purchased (in Shares) | shares		76,140,000						76,140,000
Purchase price per share (in Dollars per share) | $ / shares		$ 10						$ 10
Aggregate purchase price | $		$ 761,400						$ 761,400
Payments to settle liabilities | $								139,557
Notes payable principal amount | $								85,202
Notes payable accrued interest | $								7,436		$ 1,425
Interests in the Vendor Trust | $								124,671
Accounts payable | $								102,950
Payables | $								8,380
Accrued interest on purchase orders | $								13,341
Amounts due to vendors | $								19,791
Amounts due to active and former employees | $								9,592
Loss upon extinguishment of debt, excluding forgiveness of vendor interest | $								$ 94,727
Closing of business combination issued (in Shares) | shares								80,000
Total direct and incremental transaction costs | $								$ 125,943
Amount expensed as part of the Business Combination | $								900
Equity issuance costs | $								$ 125,043
Earnout Shares, Tranche One [Member]
Business Combination (Details) [Line Items]
Contingent consideration, earnout shares, stock price trigger (in Dollars per share) | $ / shares								$ 13.5
Contingent consideration, earnout shares, period, threshold trading days | Days								(20)
Contingent consideration, earnout shares, threshold consecutive trading days | Days								(30)
Earnout Shares, Tranche Two [Member]
Business Combination (Details) [Line Items]
Contingent consideration, earnout shares, stock price trigger (in Dollars per share) | $ / shares								$ 15.5
Contingent consideration, earnout shares, period, threshold trading days								(20)
Contingent consideration, earnout shares, threshold consecutive trading days								(30)
Public Warrants [Member]
Business Combination (Details) [Line Items]
Warrants rights (in Shares) | shares			23,375,988	[1]	23,375,988	[1]		22,977,568
Private Warrants [Member]
Business Combination (Details) [Line Items]
Warrants (in Shares) | shares								594,551
Warrants rights (in Shares) | shares			276,131	[2]	276,131	[2]		674,551	[3],[4]
Warrants issued (in Shares) | shares					80,000			80,000
PSAC Warrants [Member]
Business Combination (Details) [Line Items]
Amount settled | $								$ 800
Private Warrants [Member]
Business Combination (Details) [Line Items]
Fair value of the private warrants | $								$ 2,152
Common Class A [Member]
Business Combination (Details) [Line Items]
Issuance of shares (in Shares) | shares			20,264,715		89,152,131
Shares attributable to reverse recapitalization (in Shares) | shares								127,949,403
Issued shares (in Shares) | shares								167,280,677			789,016
Contingent consideration, earnout shares (in Shares) | shares								25,000,000
Purchase price per share (in Dollars per share) | $ / shares								$ 10
Shares issued from reverse recapitalization (in Shares) | shares								24,464,994
Reverse recapitalization, share price (in Dollars per share) | $ / shares								$ 10
Common Class A [Member] | Earnout Shares, Tranche One [Member]
Business Combination (Details) [Line Items]
Contingent consideration, earnout shares (in Shares) | shares								12,500,000
Common Class A [Member] | Earnout Shares, Tranche Two [Member]
Business Combination (Details) [Line Items]
Contingent consideration, earnout shares (in Shares) | shares								12,500,000
Common Class A [Member] | Legacy FF Shareholders [Member]
Business Combination (Details) [Line Items]
Shares attributable to reverse recapitalization (in Shares) | shares								127,949,403
Common Class A [Member] | Public Warrants [Member]
Business Combination (Details) [Line Items]
Warrants (in Shares) | shares								22,977,568
Warrants term								5 years
Common Class A [Member] | PSAC Warrants [Member]
Business Combination (Details) [Line Items]
Exercise price of the warrant (in Dollars per share) | $ / shares								$ 11.5
Common Class A [Member] | US-Based Investment Firm Warrants [Member]
Business Combination (Details) [Line Items]
Exercise price of the warrant (in Dollars per share) | $ / shares								$ 10
Warrants rights (in Shares) | shares								2,687,083
Common stock, shares issuable (in Shares) | shares								44,880,595
Class B Common Stock [Member]
Business Combination (Details) [Line Items]
Issuance of shares (in Shares) | shares					64,000,588
Shares attributable to reverse recapitalization (in Shares) | shares								64,000,588
Class B Common Stock [Member] | Legacy FF Shareholders [Member]
Business Combination (Details) [Line Items]
Shares attributable to reverse recapitalization (in Shares) | shares								64,000,588
Class B Common Stock [Member]
Business Combination (Details) [Line Items]
Shares attributable to reverse recapitalization (in Shares) | shares								127,949,403
Class B Common Stock [Member] | Legacy FF Shareholders [Member]
Business Combination (Details) [Line Items]
Shares attributable to reverse recapitalization (in Shares) | shares								64,000,588
Redeemable Preferred Stock [Member]
Business Combination (Details) [Line Items]
Reclassifications of temporary to permanent equity | $										724,823
Class B Redeemable Preferred Stock [Member]
Business Combination (Details) [Line Items]
Reclassifications of temporary to permanent equity | $										697,643
Class A-1 Redeemable Convertible Preferred Stock [Member]
Business Combination (Details) [Line Items]
Reclassifications of temporary to permanent equity | $										119,047
Class A-2 Redeemable Convertible Preferred Stock [Member]
Business Combination (Details) [Line Items]
Reclassifications of temporary to permanent equity | $										271,925
Class A-3 Redeemable Convertible Preferred Stock [Member]
Business Combination (Details) [Line Items]
Reclassifications of temporary to permanent equity | $										$ 2,199
Pro Forma [Member]
Business Combination (Details) [Line Items]
Outstanding shares (in Shares) | shares								320,433,395
Restricted Stock [Member] | Deferred Salary And Bonuses Settlement [Member]
Business Combination (Details) [Line Items]
Purchase price per share (in Dollars per share) | $ / shares		$ 13.78
Stock issued from awards (in Shares) | shares								1,350,970
Notes Payable, Related Party [Member] | Affiliated Entity [Member]
Business Combination (Details) [Line Items]
Notes payable, related parties | $								$ 91,420
Notes payable, related parties, accrued interest | $								13,581
Amount settled | $								$ 800
Notes Payable, Related Party [Member] | Affiliated Entity [Member] | Private Warrants [Member]
Business Combination (Details) [Line Items]
Warrants issued (in Shares) | shares								80,000
Business Combination [Member]
Business Combination (Details) [Line Items]
Redemptions | $								$ 206
Business combination adjustment description								The adjustment is comprised of (i) $170,114 which represents the fair value of the consideration transferred in the Business Combination, less the excess of the fair value of the shares issued over the value of the net monetary assets of PSAC, net of transaction costs related to the business combination (ii) $1,815,637 which represents the conversion of the Redeemable Preference Stock and Convertible Preferred Stock into Ordinary Stock and, (iii) $800 to settle an aggregate principal amount of related party convertible notes of PSAC into Class A Common Stock.
Business combination common stock issued description								**The Company committed to issue 6,921,814 shares of Class A Common Stock to convert related party notes payable (see Note 9, Related Party Notes Payable), 6,854,013 shares of Class A Common Stock to convert notes payable (see Note 10, Notes Payable), 9,618,542 shares of Class A Common Stock to convert liabilities in the Vendor Trust (see Note 11, Vendor Payables in Trust), 838,040 shares of Class A Common Stock to convert Future Work, and 232,585 shares of Class A Common Stock to settle other vendor liabilities.

[1]	On August 9, 2022, PSAC Sponsor transferred 398,420 Private Warrants to unaffiliated third-party purchasers on the open market. Upon such transfer the transferred warrants became subject to identical terms to the Public Warrants underlying the units offered in the initial public offering of PSAC. Therefore, upon their transfer the Company classified the warrants to APIC at their fair value.
[2]	The Private Warrants are recorded in Other liabilities, less current portion in the unaudited Condensed Consolidated Balance Sheets as of September 30, 2022 and December 31, 2021.
[3]	The Private Warrants are recorded in Other liabilities, less current portion in the unaudited Condensed Consolidated Balance Sheet as of December 31, 2021.
[4]	The Private Warrants are recorded in Other Liabilities, less Current Portion in the Consolidated Balance Sheet as of December 31, 2021.